Waltham and Lexington Lease Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Real Estate Properties [Line Items]
Operating Leases, Rent Expense	$ 14,151	$ 11,720	$ 10,083
Waltham Lease [Member]
Real Estate Properties [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	119,593
Construction in Progress, Gross	18,117
Operating Leases, Rent Expense	$ 875